Trade and Other Receivables - Schedule of Aging of Gross Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 1,195	$ 1,184
Current [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	751	806
Less Than One Month Past Due [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	195	185
Later than one month and not later than two months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	72	63
Later than two months and not later than three months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	42	36
Later than three months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 135	$ 94